Segment and corporate information- Segment Activities (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from contracts with external customers	€ 3,904,635,000
other revenue	70,994,000
Revenue external customers	3,975,629,000	€ 4,548,120,000
Revenue	3,975,629,000	4,548,120,000
Interest	79,976,000	92,728,000
Income before income taxes	416,900,000	558,551,000
Depreciation and amortization	174,994,000	189,908,000
Income (loss) from equity method investees	17,904,000	14,885,000
Total assets	24,157,061,000	25,779,672,000	€ 24,025,128,000
thereof investments in equity method investees	619,730,000	613,239,000	€ 647,009,000
Additions of property, plant and equipment and intangible assets	231,170,000	212,598,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	2,719,627,000
other revenue	54,835,000
Revenue external customers	2,774,462,000	3,374,842,000
Inter - segment revenue	400,000	674,000
Revenue	2,774,862,000	3,375,516,000
Segment operating income	362,208,000	525,815,000
Interest		105,007,000
Income before income taxes		14,808,000
Depreciation and amortization	90,655,000	(17,434,931,000)
Income (loss) from equity method investees	18,801,000	304,409,000
Total assets	15,408,120,000	17,434,931,000
thereof investments in equity method investees	316,916,000	304,409,000
Additions of property, plant and equipment and intangible assets	141,821,000	124,701,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	631,224,000
other revenue	4,584,000
Revenue external customers	635,808,000	613,687,000
Inter - segment revenue	303,000	0
Revenue	636,111,000	613,687,000
Segment operating income	108,934,000	114,479,000
Interest		30,453,000
Income before income taxes		(846,000)
Depreciation and amortization	28,861,000	(3,656,704,000)
Income (loss) from equity method investees	(1,334,000)	187,658,000
Total assets	3,640,775,000	3,656,704,000
thereof investments in equity method investees	181,938,000	187,658,000
Additions of property, plant and equipment and intangible assets	30,405,000	30,228,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	380,801,000
other revenue	10,661,000
Revenue external customers	391,462,000	377,545,000
Inter - segment revenue	187,000	19,000
Revenue	391,649,000	377,564,000
Segment operating income	74,220,000	81,835,000
Interest		11,655,000
Income before income taxes		804,000
Depreciation and amortization	11,159,000	(1,829,306,000)
Income (loss) from equity method investees	335,000	97,321,000
Total assets	2,081,140,000	1,829,306,000
thereof investments in equity method investees	96,961,000	97,321,000
Additions of property, plant and equipment and intangible assets	10,034,000	9,416,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	169,340,000
other revenue	914,000
Revenue external customers	170,254,000	177,409,000
Inter - segment revenue	39,000	57,000
Revenue	170,293,000	177,466,000
Segment operating income	14,114,000	14,405,000
Interest		4,508,000
Income before income taxes		119,000
Depreciation and amortization	4,580,000	(704,626,000)
Income (loss) from equity method investees	102,000	23,851,000
Total assets	694,375,000	704,626,000
thereof investments in equity method investees	23,915,000	23,851,000
Additions of property, plant and equipment and intangible assets	3,796,000	7,360,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	3,900,992,000
other revenue	70,994,000
Revenue external customers	3,971,986,000
Inter - segment revenue	929,000
Revenue	3,972,915,000
Segment operating income	559,476,000
Depreciation and amortization	135,255,000
Income (loss) from equity method investees	17,904,000
Total assets	21,824,410,000	23,625,567,000
thereof investments in equity method investees	619,730,000	613,239,000
Additions of property, plant and equipment and intangible assets	186,056,000	171,705,000
Reconciling items
Disclosure of operating segments [line items]
Revenue external customers		4,543,483,000
Inter - segment revenue		750,000
Revenue		4,544,233,000
Segment operating income		736,534,000
Interest		151,623,000
Income before income taxes		14,885,000
Depreciation and amortization		(23,625,567,000)
Income (loss) from equity method investees		613,239,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	3,643,000
Revenue external customers	3,643,000	4,637,000
Inter - segment revenue	(929,000)	(750,000)
Revenue	2,714,000	3,887,000
Segment operating income	(62,600,000)	(85,255,000)
Interest		38,285,000
Income before income taxes		0
Depreciation and amortization	39,739,000	(2,154,105,000)
Income (loss) from equity method investees	0	0
Total assets	2,332,651,000	2,154,105,000
thereof investments in equity method investees	0	0
Additions of property, plant and equipment and intangible assets	€ 45,114,000	€ 40,893,000